Chapter 11 Proceedings (Details)				1 Months Ended			3 Months Ended	12 Months Ended
	Feb. 28, 2018 USD ($)	Feb. 26, 2018 USD ($)	Sep. 12, 2017 USD ($) drilling_unit	Aug. 31, 2017 credit_facility	Jun. 30, 2017 USD ($)	Apr. 30, 2017 USD ($)	Mar. 31, 2018 USD ($) claim	Dec. 31, 2017 USD ($)	Dec. 31, 2016 USD ($)	Dec. 31, 2015 USD ($)	[1]	Jul. 31, 2017 USD ($)	Dec. 31, 2013 USD ($)	Dec. 31, 2012 USD ($)	Dec. 31, 2011 USD ($)
Fresh-Start Adjustment [Line Items]
Number of amended credit facilities | credit_facility				3
Number of chartered drilling units | drilling_unit			3
Amount of new cash commitments in the form of new notes and equity			$ 1,060,000,000
Number of days after Confirmation Date the plan must effective by			90 days
Plan of reorganization, equity securities issued or to be issued, ownership percentage								2.00%
Protection payments								$ 81,000,000
Liabilities subject to compromise, accrued interest								129,000,000
Debtor reorganization items, claims settlement accrual								1,064,000,000
Loss on impairment of long lived assets								696,000,000	$ 44,000,000	$ 563,000,000
Payments for debtor reorganization items								72,000,000
New investor commitment fees								(53,000,000)
Subsequent Event
Fresh-Start Adjustment [Line Items]
Amount of new cash commitments in the form of new notes and equity		$ 1,080,000,000
Extension period		3 months
Plan of reorganization, subject to termination, duration after petition date for bankruptcy filed		11 months
Plan of reorganization, percentage of equity securities issued or to be issued		15.00%
Bankruptcy claims, unsecured claims, pro rata cash recovery pool		$ 23,000,000
Plan of reorganization, equity securities issued or to be issued, ownership percentage		2.00%
Notes rights offering, pro rata equity securities issued or to be issued, ownership percentage		57.50%
Notes rights offering, maximum value of common shares issued	$ 48,100,000.0
Plan of reorganization, equity securities issued or to be issued, proceeds from issuance	200,000,000
Plan of reorganization, maximum reduction to cash paid, investment agreement	$ 48,100,000
Bankruptcy claims, number claims filed | claim							1,575
Bankruptcy claims, amount of claims filed							$ 19,200,000,000
$400 million facility | Secured Debt
Fresh-Start Adjustment [Line Items]
Debt, face amount								400,000,000				$ 400,000,000			$ 400,000,000
$450 million Eminence facility | Secured Debt
Fresh-Start Adjustment [Line Items]
Debt, face amount								450,000,000
Maximum borrowing capacity												450,000,000	$ 450,000,000
$440 million facility | Secured Debt
Fresh-Start Adjustment [Line Items]
Debt, face amount								440,000,000				$ 440,000,000		$ 440,000,000
New Secured Notes | Secured Debt | Subsequent Event
Fresh-Start Adjustment [Line Items]
Plan of reorganization, debt securities issued or to be issued, value		$ 880,000,000
Archer Limited (Archer)
Fresh-Start Adjustment [Line Items]
Payment for debt extinguishment					$ 3,000,000	$ 25,000,000
Archer Limited (Archer) | Financial Guarantee
Fresh-Start Adjustment [Line Items]
Extinguished financial guarantees					$ 25,000,000	$ 253,000,000
Holders of General Unsecured Claims | Subsequent Event
Fresh-Start Adjustment [Line Items]
Payment for debt extinguishment		17,000,000
Shipyards | Subsequent Event
Fresh-Start Adjustment [Line Items]
Payment for debt extinguishment		$ 17,000,000
Commitment Parties | Subsequent Event
Fresh-Start Adjustment [Line Items]
Plan of reorganization, percentage of equity securities issued or to be issued		25.00%
Hemen | Subsequent Event
Fresh-Start Adjustment [Line Items]
Plan of reorganization, percentage of equity securities issued or to be issued		5.00%
Other Commitment Parties | Subsequent Event
Fresh-Start Adjustment [Line Items]
Plan of reorganization, percentage of equity securities issued or to be issued		0.50%
Stock Options | Employee Incentive Plan | Subsequent Event
Fresh-Start Adjustment [Line Items]
Plan of reorganization, share-based compensation arrangement, percentage of shares available for grant		10.00%
West Dorado, West Draco, West Aquila and West Libra
Fresh-Start Adjustment [Line Items]
Loss on impairment of long lived assets								$ 696,000,000

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